OTHER PAYABLES AND ACCRUALS (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Liabilities [Line Items]
Other payables and accruals	$ 344,031,944	¥ 2,228,570,149	¥ 1,392,143,677
Payables For Project Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals		1,238,489,738	745,106,497
Payables For Purchase Of Property Plant And Equipment [Member]
Other Liabilities [Line Items]
Other payables and accruals		323,124,629	163,015,047
Freight Payables [Member]
Other Liabilities [Line Items]
Other payables and accruals		142,678,891	112,111,724
Value -Added Tax And Other Tax Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals		89,567,061	77,827,147
Accrued Warranty Cost [Member]
Other Liabilities [Line Items]
Other payables and accruals		88,911,062	64,199,521
Accrued Utilities Rentals And Interest [Member]
Other Liabilities [Line Items]
Other payables and accruals		87,683,202	39,474,340
Government Grants Related To Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals		39,359,068	67,840,000
Contracted Labor Fee [Member]
Other Liabilities [Line Items]
Other payables and accruals		37,451,104	39,329,924
Countervailing and anti-dumping duty [Member]
Other Liabilities [Line Items]
Other payables and accruals		30,052,841	12,914,931
Accrued Professional Service Fees [Member]
Other Liabilities [Line Items]
Other payables and accruals		17,507,860	11,325,928
Commission payables [Member]
Other Liabilities [Line Items]
Other payables and accruals		17,106,323	¥ 11,466,566
Payable for litigation claim [Member]
Other Liabilities [Line Items]
Other payables and accruals		15,331,850
Deposit [Member]
Other Liabilities [Line Items]
Other payables and accruals		15,629,000	¥ 5,824,000
Insurance premium payables [Member]
Other Liabilities [Line Items]
Other payables and accruals		2,557,415	5,946,378
Borrowing from third parties [Member]
Other Liabilities [Line Items]
Other payables and accruals		2,447,349	5,548,568
Public offering issuance cost [Member]
Other Liabilities [Line Items]
Other payables and accruals		2,328,174	2,481,149
Others [Member]
Other Liabilities [Line Items]
Other payables and accruals		¥ 78,344,582	¥ 27,731,957